Chapter 11 Proceedings - Key terms of the Plan of Reorganization (Details) - shares	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Jun. 13, 2016	May 20, 2016
Fresh-Start Adjustment [Line Items]
Number of shares	100,000,000	100,000,000	100,000,000	508,444,280	500,944,280
Reserved for the Employee Incentive Plan (in shares)		11,111,111
Total, fully diluted (in shares)	111,111,111.000000	111,111,111
Prior to dilution by the shares reserved under the Employee Incentive Plan		100.00%
Fully diluted		90.00%
Fully diluted, reserved for Employee Incentive Plan		10.00%
Total fully diluted		100.00%
Commitment Parties (in exchange for cash paid pursuant to the Investment Agreement) and Equity Rights Offering Subscribers
Fresh-Start Adjustment [Line Items]
Number of shares		23,750,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan		25.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan		23.75%
Fully diluted		21.38%
Recipients of New Secured Notes (including Commitment Parties and Notes Rights Offering Subscribers)
Fresh-Start Adjustment [Line Items]
Number of shares		54,625,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan		57.50%
Prior to dilution by the shares reserved under the Employee Incentive Plan		54.63%
Fully diluted		49.16%
Holders of General Unsecured Claims
Fresh-Start Adjustment [Line Items]
Number of shares		14,250,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan		15.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan		14.25%
Fully diluted		12.82%
Former Holders of Old Seadrill Limited Equity and Seadrill Limited 510(b) Claimants
Fresh-Start Adjustment [Line Items]
Number of shares		1,900,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan		2.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan		1.90%
Fully diluted		1.71%
Fees to Select Commitment Parties
Fresh-Start Adjustment [Line Items]
Number of shares		475,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan		0.50%
Prior to dilution by the shares reserved under the Employee Incentive Plan		0.47%
Fully diluted		0.43%
All creditors, excluding Primary Structuring Fee
Fresh-Start Adjustment [Line Items]
Number of shares		95,000,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan		100.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan		95.00%
Fully diluted		85.50%
Hemen (on account of Primary Structuring Fee)
Fresh-Start Adjustment [Line Items]
Number of shares		5,000,000
Prior to dilution by the shares reserved under the Employee Incentive Plan		5.00%
Fully diluted		4.50%